Acquisition, disposal and other transactions (Disposal) (Detail) - Bankruptcy liquidation [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about disposal of bankruptcy [line items]
Net gain upon the deconsolidation of Luoyang Yangguang	¥ 110,800
Net liabilities	(326,600)
Gain on disposal of Luoyang Yangguang	326,600
Loss on receivables due from Luoyang Yangguang	(215,800)
Consideration	0
Property, plant and equipment [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	54,572
Intangible assets [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	56,364
Inventories [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	6,170
Accounts receivable [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	61,101
Other receivable and assets [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	23,955
Cash and cash equivalents [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Assets disposed	1,667
Accounts payable and other liabilities [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Liabilities disposed	177,429
Interest-bearing loans and borrowings [member]
Disclosure of detailed information about disposal of bankruptcy [line items]
Liabilities disposed	¥ 353,000